UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lakewood Capital Management, LP

Address:  509 Madison Avenue, Suite 1914
          New York, New York 10022


13F File Number: 028-12815

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Michael C. Antonacci
Title:  Chief Financial Officer
Phone:  (212) 584-2211


Signature, Place and Date of Signing:


/s/ Michael C. Antonacci.       New York, New York          May 15, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

Form 13F File Number            Name


  -----------------------     --------------------------

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  16

Form 13F Information Table Value Total:  $79,302
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No. Form 13F File Number      Name

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN  2         COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE    SHRS OR   SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP      (X$1000) PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE   SHARED  NONE
--------------                  --------------    -----      -------- -------   --- ----   ----------  --------  ----   ------  ----
COMCAST CORP NEW                CLASS A           20030N101   6,334   327,500   SH         SOLE        NONE     327,500
E M C CORP MASS                 COM               268648102   9,041   630,500   SH         SOLE        NONE     630,500
ECHOSTAR CORP                   CLASS A           278768106  10,718   362,815   SH         SOLE        NONE     362,815
EMCORE CORP                     COM               290846104     138    24,000   SH         SOLE        NONE      24,000
GRUPO TELEVISA SA DE CV         SP ADR REP ORD    40049J206   6,601   272,300   SH         SOLE        NONE     272,300
HARVEST NATURAL RESOURCES IN    COM               41754V103   7,580   628,500   SH         SOLE        NONE     628,500
HOKU SCIENTIFIC INC             COM               434712105     326    40,100   SH         SOLE        NONE      40,100
LINN ENERGY LLC                 UNIT LTD LIAB     536020100   2,488   130,950   SH         SOLE        NONE     130,950
MICROSOFT CORP                  COM               594918104   6,286   221,500   SH         SOLE        NONE     221,500
PHH CORP                        COM NEW           693320202   1,506    86,400   SH         SOLE        NONE      86,400
TERNIUM SA                      SP ADR            880890108   2,480    69,130   SH         SOLE        NONE      69,130
TFS FINL CORP                   COM               87240R107   8,658   719,704   SH         SOLE        NONE     719,704
TRIPLE-S MGMT CORP              CLASS B           896749108   1,765   100,000   SH         SOLE        NONE     100,000
VIRGIN MEDIA INC                COM               92769L101   1,280    91,000   SH         SOLE        NONE      91,000
WAL MART STORES INC             COM               931142103   5,758   109,300   SH         SOLE        NONE     109,300
WELLPOINT INC                   COM               94973V107   8,343   189,050   SH         SOLE        NONE     189,050





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